Restructuring Charges and Asset Impairments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments	$ 214	$ 0	$ 0
Restructuring charges	116
Other restructuring costs	19
Restructuring liability	91	0
Operating lease, impairment loss	47
Latin America Joint Venture
Restructuring Cost and Reserve [Line Items]
Impairment of equity method investments	2
Sustainable Technology Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments	86
Restructuring charges	39
Impairment of equity method investments	6
Middle East Petroleum Corporation (EBIC Ammonia project)
Restructuring Cost and Reserve [Line Items]
Operating lease, impairment loss	$ 24
Ownership percentage (in percentage)	15.00%
Impairment of equity method investments	$ 13
Trade Names
Restructuring Cost and Reserve [Line Items]
Impairment of indefinite lived intangible assets	11
Leasehold Improvements And Furniture And Fixtures
Restructuring Cost and Reserve [Line Items]
Asset impairment charges	14
Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	26
Restructuring liability	24	$ 0
Other | Sustainable Technology Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6
Other Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	32
Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 59